The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.7%
	Aerospace — 2.7%
255,000	Aerojet Rocketdyne Holdings Inc.†	$9,060,150
38,000	Kaman Corp.	2,220,720
91,800	Rockwell Automation Inc.	16,107,228
1,425,000	Rolls-Royce Holdings plc	16,763,396
53,200	The Boeing Co.	20,291,544

		64,443,038

	Agriculture — 0.0%
2,000	Bunge Ltd.	106,140

	Automotive — 0.6%
75,000	Ford Motor Co.	658,500
12,000	General Motors Co.	445,200
272,000	Navistar International Corp.†	8,785,600
84,000	PACCAR Inc.	5,723,760

		15,613,060

	Automotive: Parts and Accessories — 2.5%
3,000	Allison Transmission Holdings Inc.	134,760
52,676	Aptiv plc	4,187,215
209,932	Dana Inc.	3,724,194
8,225	Delphi Technologies plc	158,414
20,811	Garrett Motion Inc.†	306,546
338,000	Genuine Parts Co.	37,866,140
7,000	Lear Corp.	949,970
30,700	O’Reilly Automotive Inc.†	11,920,810
13,000	Visteon Corp.†	875,550

		60,123,599

	Aviation: Parts and Services — 0.1%
92,000	Arconic Inc.	1,758,120
8,464	United Technologies Corp.	1,090,925

		2,849,045

	Broadcasting — 1.2%
39,800	CBS Corp., Cl. A, Voting	1,894,878
930,000	Entercom Communications Corp., Cl. A	4,882,500
15,000	Liberty Broadband Corp., Cl. C†	1,376,100
61,763	Liberty Global plc, Cl. A†	1,539,134
323,570	Liberty Global plc, Cl. C†	7,833,630
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	458,160
60,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	2,294,400
101,000	MSG Networks Inc., Cl. A†	2,196,750
40,000	Sinclair Broadcast Group Inc., Cl. A	1,539,200
104,158	Tribune Media Co., Cl. A	4,805,850

		28,820,602

	Building and Construction — 1.3%
10,000	Arcosa Inc.	305,500
125,000	Armstrong Flooring Inc.†	1,700,000
70,000	Fortune Brands Home & Security Inc.	3,332,700
243,050	Herc Holdings Inc.†	9,474,089
387,018	Johnson Controls International plc	14,296,445

Shares		Market Value
11,200	Sika AG	$1,564,569
5,000	United Rentals Inc.†	571,250

		31,244,553

	Business Services — 2.8%
25,000	Aramark	738,750
50,000	Diebold Nixdorf Inc.†	553,500
164,301	Fly Leasing Ltd., ADR†	2,273,926
6,000	Jardine Matheson Holdings Ltd.	374,160
52,000	JCDecaux SA	1,581,944
325,000	Macquarie Infrastructure Corp.	13,396,500
171,800	Mastercard Inc., Cl. A	40,450,310
50,000	Stericycle Inc.†	2,721,000
17,000	The Brink’s Co.	1,281,970
100,000	Trine Acquisition Corp.†	1,002,000
26,600	Visa Inc., Cl. A	4,154,654

		68,528,714

	Cable and Satellite — 1.3%
54,000	AMC Networks Inc., Cl. A†	3,065,040
2,445	Charter Communications Inc., Cl. A†	848,195
15,000	Cogeco Inc.	882,703
256,000	Comcast Corp., Cl. A	10,234,880
199,000	DISH Network Corp., Cl. A†	6,306,310
60,000	EchoStar Corp., Cl. A†	2,187,000
9,507	Liberty Latin America Ltd., Cl. A†	183,865
22,116	Liberty Latin America Ltd., Cl. C†	430,156
151,000	Rogers Communications Inc., Cl. B	8,126,820
28,000	WideOpenWest Inc.†	254,800

		32,519,769

	Communications Equipment — 0.5%
330,000	Corning Inc.	10,923,000

	Computer Hardware — 0.4%
45,700	Apple Inc.	8,680,715

	Computer Software and Services — 3.8%
13,200	Adobe Inc.†	3,517,668
4,979	Alphabet Inc., Cl. A†	5,859,735
13,040	Alphabet Inc., Cl. C†	15,299,962
5,000	Amazon.com Inc.†	8,903,750
9,600	Autodesk Inc.†	1,495,872
32,000	Black Knight Inc.†	1,744,000
35,000	Blucora Inc.†	1,168,300
15,000	CyrusOne Inc., REIT	786,600
35,000	eBay Inc.	1,299,900
15,800	Fiserv Inc.†	1,394,824
848,000	Hewlett Packard Enterprise Co.	13,084,640
150,000	Internap Corp.†	744,000
197,849	Microsoft Corp.	23,334,311
6,000	New Relic Inc.†	592,200
12,100	Palo Alto Networks Inc.†	2,938,848
1,718	Perspecta Inc.	34,738

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
8,400	salesforce.com Inc.†	$1,330,308
15,700	ServiceNow Inc.†	3,869,893
13,400	Tableau Software Inc., Cl. A†	1,705,552
9,200	Workday Inc., Cl. A†	1,774,220

		90,879,321

	Consumer Products — 3.2%
150,000	Avon Products Inc.†	441,000
30,000	Church & Dwight Co. Inc.	2,136,900
235,000	Edgewell Personal Care Co.†	10,314,150
73,000	Energizer Holdings Inc.	3,279,890
100,000	Hanesbrands Inc.	1,788,000
18,000	Kimberly-Clark Corp.	2,230,200
70,000	Newell Brands Inc.	1,073,800
18,000	Philip Morris International Inc.	1,591,020
7,000	Stanley Black & Decker Inc.	953,190
865,000	Swedish Match AB	44,090,596
92,000	The Procter & Gamble Co.	9,572,600

		77,471,346

	Consumer Services — 0.5%
51,000	Ashtead Group plc	1,230,528
17,100	Facebook Inc., Cl. A†	2,850,399
52,279	GCI Liberty Inc., Cl. A†	2,907,235
9,500	IAC/InterActiveCorp.†	1,996,045
853	Liberty Expedia Holdings Inc., Cl. A†	36,508
85,000	Qurate Retail Inc.†	1,358,300
50,000	ServiceMaster Global Holdings Inc.†	2,335,000

		12,714,015

	Diversified Industrial — 3.8%
92,000	Bouygues SA	3,286,967
4,000	Crane Co.	338,480
3,000	Donaldson Co. Inc.	150,180
39,700	Eaton Corp. plc	3,198,232
4,800	EnPro Industries Inc.	309,360
290,000	General Electric Co.	2,897,100
202,000	Griffon Corp.	3,732,960
316,913	Honeywell International Inc.	50,363,814
56,000	ITT Inc.	3,248,000
10,000	Jardine Strategic Holdings Ltd.	374,300
15,000	nVent Electric plc	404,700
4,500	Packaging Corp. of America	447,210
20,000	Pentair plc	890,200
1,600	Roper Technologies Inc.	547,152
4,000	Sulzer AG	390,058
16,000	Terex Corp.	514,080
353,800	Textron Inc.	17,923,508
315,000	Toray Industries Inc.	2,009,145
10,000	Trinity Industries Inc.	217,300

		91,242,746

Shares		Market Value
	Electronics — 2.1%
13,000	Emerson Electric Co.	$890,110
153,400	Intel Corp.	8,237,580
75,521	Resideo Technologies Inc.†	1,456,800
411,000	Sony Corp., ADR	17,360,640
53,000	TE Connectivity Ltd.	4,279,750
78,500	Texas Instruments Inc.	8,326,495
35,700	Thermo Fisher Scientific Inc.	9,771,804

		50,323,179

	Energy and Utilities: Electric — 0.5%
11,000	ALLETE Inc.	904,530
10,000	American Electric Power Co. Inc.	837,500
10,000	Edison International	619,200
17,000	El Paso Electric Co.	999,940
70,000	Electric Power Development Co. Ltd.	1,702,788
23,971	Evergy Inc.	1,391,517
12,000	Pinnacle West Capital Corp.	1,146,960
60,000	The AES Corp.	1,084,800
30,000	WEC Energy Group Inc.	2,372,400

		11,059,635

	Energy and Utilities: Integrated — 1.7%
33,000	Avangrid Inc.	1,661,550
26,000	Chubu Electric Power Co. Inc.	405,495
100,000	Edison SpA†(a)	56,256
20,000	Endesa SA	510,174
230,000	Enel SpA	1,471,653
17,000	Eversource Energy	1,206,150
34,000	Hawaiian Electric Industries Inc.	1,386,180
410,000	Hera SpA	1,482,781
10,000	Hokkaido Electric Power Co. Inc.	57,385
24,000	Hokuriku Electric Power Co.†	187,964
45,000	Iberdrola SA, ADR	1,583,100
127,000	Korea Electric Power Corp., ADR†	1,652,270
40,000	Kyushu Electric Power Co. Inc.	471,713
29,000	MGE Energy Inc.	1,971,130
90,300	NextEra Energy Inc.	17,456,796
35,000	NextEra Energy Partners LP	1,632,400
49,000	NiSource Inc.	1,404,340
57,500	OGE Energy Corp.	2,479,400
12,000	Ormat Technologies Inc.	661,800
30,000	Public Service Enterprise Group Inc.	1,782,300
58,000	Shikoku Electric Power Co. Inc.	705,441
50,000	The Chugoku Electric Power Co. Inc.	623,026
20,000	The Kansai Electric Power Co. Inc.	294,505
45,000	Tohoku Electric Power Co. Inc.	573,310

		41,717,119

	Energy and Utilities: Natural Gas — 1.6%
20,000	CNX Resources Corp.†	215,400
90,000	Kinder Morgan Inc.	1,800,900
365,000	National Fuel Gas Co.	22,250,400

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
36,666	National Grid plc	$406,307
24,750	National Grid plc, ADR	1,382,040
14,000	ONEOK Inc.	977,760
63,000	Sempra Energy	7,929,180
30,000	South Jersey Industries Inc.	962,100
44,000	Southwest Gas Holdings Inc.	3,619,440

		39,543,527

	Energy and Utilities: Oil — 5.3%
86,403	Anadarko Petroleum Corp.	3,929,608
35,000	Apache Corp.	1,213,100
87,000	BP plc, ADR	3,803,640
35,000	Chesapeake Energy Corp.†	108,500
143,222	Chevron Corp.	17,642,086
180,772	ConocoPhillips	12,064,723
95,000	Devon Energy Corp.	2,998,200
130,000	Eni SpA, ADR	4,581,200
495,000	Equinor ASA, ADR	10,875,150
85,000	Exxon Mobil Corp.	6,868,000
22,700	Hess Corp.	1,367,221
25,600	KLX Energy Services Holdings Inc.†	643,584
210,000	Marathon Oil Corp.	3,509,100
260,000	Marathon Petroleum Corp.	15,561,000
183,900	Occidental Petroleum Corp.	12,174,180
200	PetroChina Co. Ltd., ADR	13,086
20,000	Petroleo Brasileiro SA, ADR	318,400
128,000	Phillips 66	12,181,760
192,000	Repsol SA, ADR	3,279,360
169,800	Royal Dutch Shell plc, Cl. A, ADR	10,627,782
89,000	TOTAL SA, ADR	4,952,850

		128,712,530

	Energy and Utilities: Services — 1.2%
27,000	ABB Ltd., ADR	509,490
275,000	Baker Hughes, a GE Company	7,623,000
44,000	Diamond Offshore Drilling Inc.†	461,560
355,145	Halliburton Co.	10,405,750
49,000	Oceaneering International Inc.†	772,730
231,045	Schlumberger Ltd.	10,066,631
200,000	Weatherford International plc†	139,600

		29,978,761

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	855,600
32,500	American Water Works Co. Inc	3,388,450
38,000	Aqua America Inc.	1,384,720
50,000	Mueller Water Products Inc., Cl. A	502,000
38,000	Severn Trent plc	977,988
29,000	SJW Group	1,790,460
8,000	The York Water Co.	274,560

Shares		Market Value
6,000	United Utilities Group plc, ADR	$127,860

		9,301,638

	Entertainment — 1.6%
151,000	Discovery Inc., Cl. C†	3,838,420
55,150	Fox Corp., Cl. A†	2,024,558
109,333	Fox Corp., Cl. B†	3,922,868
12,000	Liberty Media Corp.-Liberty Braves, Cl. A†	335,280
8,981	Liberty Media Corp.-Liberty Braves, Cl. C†	249,402
14,830	Netflix Inc.†	5,287,785
16,000	Take-Two Interactive Software Inc.†	1,509,920
35,633	The Madison Square Garden Co., Cl. A†	10,445,101
21,989	The Walt Disney Co.	2,441,439
17,000	Viacom Inc., Cl. A	551,650
59,000	Viacom Inc., Cl. B	1,656,130
175,000	Vivendi SA	5,070,616
300,000	Wow Unlimited Media Inc.†(b)	235,717

		37,568,886

	Environmental Services — 1.9%
190,000	Republic Services Inc.	15,272,200
23,000	Veolia Environnement SA	514,201
99,222	Waste Connections Inc.	8,790,077
210,000	Waste Management Inc.	21,821,100

		46,397,578

	Equipment and Supplies — 1.7%
92,000	CIRCOR International Inc.†	2,999,200
12,300	Danaher Corp.	1,623,846
146,000	Flowserve Corp.	6,590,440
164,000	Graco Inc.	8,121,280
160,000	Mueller Industries Inc.	5,014,400
598,000	RPC Inc.	6,823,180
130,000	Sealed Air Corp.	5,987,800
36,000	Tenaris SA, ADR	1,017,000
94,000	The Timken Co.	4,100,280

		42,277,426

	Financial Services — 16.9%
8,000	Alleghany Corp.†	4,899,200
446,008	American Express Co.	48,748,674
298,452	American International Group Inc.	12,851,343
350,000	Bank of America Corp.	9,656,500
16,000	Berkshire Hathaway Inc., Cl. B†	3,214,240
17,800	BlackRock Inc.	7,607,186
19,500	Brookfield Asset Management Inc., Cl. A	909,675
30,000	Cannae Holdings Inc.†	727,800
95,339	Citigroup Inc.	5,931,993
75,000	Cohen & Steers Inc.	3,170,250
23,000	Cullen/Frost Bankers Inc.	2,232,610
8,000	EXOR NV	519,597
51,741	Fidelity National Financial Inc.	1,891,134
165,000	Graf Industrial Corp.†	1,669,800

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
300,000	H&R Block Inc.	$7,182,000
14,400	Health Insurance Innovations Inc., Cl. A†	386,208
37,000	HSBC Holdings plc, ADR	1,501,460
42,249	Interactive Brokers Group Inc., Cl. A	2,191,878
170,000	Invesco Ltd.	3,282,700
480,817	JPMorgan Chase & Co.	48,673,105
80,000	KeyCorp.	1,260,000
30,000	Kinnevik AB, Cl. B	777,000
80,000	KKR & Co. Inc., Cl. A	1,879,200
455,226	Legg Mason Inc.	12,459,536
35,000	M&T Bank Corp.	5,495,700
185,452	Morgan Stanley	7,826,074
72,000	National Australia Bank Ltd., ADR	649,080
168,000	Navient Corp.	1,943,760
160,000	New York Community Bancorp Inc.	1,851,200
96,000	Northern Trust Corp.	8,679,360
322,894	Oaktree Specialty Lending Corp.	1,672,591
204,689	PayPal Holdings Inc.†	21,254,906
75,000	Resona Holdings Inc.	324,619
100,000	Schultze Special Purpose Acquisition Corp.†	1,006,500
190,000	SLM Corp.	1,882,900
241,000	State Street Corp.	15,860,210
208,000	T. Rowe Price Group Inc.	20,824,960
807,000	The Bank of New York Mellon Corp.	40,697,010
50,000	The Blackstone Group LP	1,748,500
2,000	The Goldman Sachs Group Inc.	383,980
145,000	The Hartford Financial Services Group Inc.	7,209,400
229,000	The PNC Financial Services Group Inc.	28,089,140
98,000	The Travelers Companies Inc.	13,441,680
39,271	U.S. Bancorp	1,892,470
48,000	W. R. Berkley Corp.	4,066,560
550,000	Waddell & Reed Financial Inc., Cl. A	9,509,500
601,000	Wells Fargo & Co.	29,040,320
6,000	Willis Towers Watson plc	1,053,900

		410,027,409

	Food and Beverage — 13.7%
12,000	Ajinomoto Co. Inc.	191,537
17,500	Brown-Forman Corp., Cl. B	923,650
95,000	Campbell Soup Co.	3,622,350
1,000,000	China Mengniu Dairy Co. Ltd.	3,719,769
66,000	Chr. Hansen Holding A/S	6,689,846
616,000	Conagra Brands Inc.	17,087,840
21,700	Constellation Brands Inc., Cl. A	3,804,661
184,000	Danone SA	14,177,821
3,850,000	Davide Campari-Milano SpA	37,789,132
80,000	Diageo plc, ADR	13,088,800
70,954	Flowers Foods Inc.	1,512,739
2,000	Fomento Economico Mexicano SAB de CV, ADR	184,560
336,900	General Mills Inc.	17,434,575

Shares		Market Value
18,000	Heineken Holding NV	$1,803,110
275,000	ITO EN Ltd.	14,267,346
86,600	Kellogg Co.	4,969,108
143,000	Keurig Dr Pepper Inc.	3,999,710
350,000	Kikkoman Corp.	17,147,884
190,000	Lamb Weston Holdings Inc.	14,238,600
80,000	Maple Leaf Foods Inc.	1,850,413
3,000	McCormick & Co. Inc., Cl. V	449,550
90,000	Molson Coors Brewing Co., Cl. B	5,368,500
762,294	Mondelēz International Inc., Cl. A	38,053,716
30,000	Morinaga Milk Industry Co. Ltd.	1,016,422
3,000	National Beverage Corp.	173,190
22,000	Nestlé SA	2,096,711
35,000	Nestlé SA, ADR	3,336,200
160,000	Nissin Foods Holdings Co. Ltd.	10,971,759
163,000	PepsiCo Inc.	19,975,650
62,000	Pernod Ricard SA	11,127,813
33,000	Post Holdings Inc.†	3,610,200
25,000	Remy Cointreau SA	3,334,418
18,000	Suntory Beverage & Food Ltd.	844,537
457,000	The Coca-Cola Co.	21,415,020
46,000	The Hain Celestial Group Inc.†	1,063,520
7,000	The J.M. Smucker Co.	815,500
276,200	The Kraft Heinz Co.	9,017,930
25,000	Unilever plc, ADR	1,443,000
265,000	Yakult Honsha Co. Ltd.	18,506,722

		331,123,809

	Health Care — 9.5%
187,600	Abbott Laboratories	14,996,744
17,500	Alexion Pharmaceuticals Inc.†	2,365,650
58,300	Allergan plc	8,535,703
67,000	AmerisourceBergen Corp.	5,327,840
13,500	Anthem Inc.	3,874,230
50,000	Bausch Health Cos. Inc.†	1,235,000
50,000	Baxter International Inc.	4,065,500
21,400	Becton, Dickinson and Co.	5,344,222
5,000	Bio-Rad Laboratories Inc., Cl. A†	1,528,400
750,000	BioScrip Inc.†	1,500,000
50,000	Bristol-Myers Squibb Co.	2,385,500
50,000	Cardiovascular Systems Inc.†	1,933,000
16,000	Celgene Corp.†	1,509,440
10,000	Charles River Laboratories International Inc.†	1,452,500
5,000	Chemed Corp.	1,600,350
37,434	Cigna Corp.	6,020,136
10,000	Covetrus Inc.†	318,500
45,000	DaVita Inc.†	2,443,050
30,000	DENTSPLY SIRONA Inc.	1,487,700
17,000	Edwards Lifesciences Corp.†	3,252,610
45,400	Elanco Animal Health Inc.†	1,455,978
62,938	Eli Lilly & Co.	8,166,835
310,000	Evolent Health Inc., Cl. A†	3,899,800

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
35,000	Gerresheimer AG	$2,630,516
58,543	Gilead Sciences Inc.	3,805,880
25,000	HCA Healthcare Inc.	3,259,500
25,000	Henry Schein Inc.†	1,502,750
8,400	Illumina Inc.†	2,609,796
7,000	Incyte Corp.†	602,070
20,000	Integer Holdings Corp.†	1,508,400
4,700	Intuitive Surgical Inc.†	2,681,726
107,100	Johnson & Johnson	14,971,509
27,500	Laboratory Corp. of America Holdings†	4,206,950
20,302	Ligand Pharmaceuticals Inc.†	2,552,164
20,000	McKesson Corp.	2,341,200
40,000	Medtronic plc	3,643,200
239,679	Merck & Co. Inc.	19,934,102
50,000	Mylan NV†	1,417,000
60,000	NeoGenomics Inc.†	1,227,600
45,000	Nevro Corp.†	2,812,950
45,000	Orthofix Medical Inc.†	2,538,450
184,200	Osiris Therapeutics Inc.†	3,499,800
99,800	Owens & Minor Inc.	409,180
174,000	Patterson Cos. Inc.	3,801,900
55,000	Perrigo Co. plc	2,648,800
57,198	PetIQ Inc.†	1,796,589
534,724	Pfizer Inc.	22,709,728
15,000	Stryker Corp.	2,962,800
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,563,566
35,000	Teladoc Health Inc.†	1,946,000
11,600	The Cooper Companies Inc.	3,435,572
19,700	UnitedHealth Group Inc.	4,871,022
43,000	Zimmer Biomet Holdings Inc.	5,491,100
150,502	Zoetis Inc.	15,151,036

		230,231,544

	Hotels and Gaming — 0.5%
19,000	Accor SA	769,625
95,000	Boyd Gaming Corp.	2,599,200
23,034	GVC Holdings plc	167,704
42,000	Las Vegas Sands Corp.	2,560,320
400,000	Mandarin Oriental International Ltd.	780,000
113,000	MGM Resorts International	2,899,580
35,000	Ryman Hospitality Properties Inc., REIT	2,878,400
7,000	Wyndham Destinations Inc.	283,430
6,000	Wyndham Hotels & Resorts Inc.	299,940

		13,238,199

	Machinery — 2.1%
21,000	Astec Industries Inc.	792,960
170,000	CNH Industrial NV, Borsa Italiana	1,728,490
1,203,000	CNH Industrial NV, New York	12,270,600
88,000	Deere & Co.	14,065,920
3,000	Oshkosh Corp.	225,390

Shares		Market Value
276,800	Xylem Inc.	$21,878,272

		50,961,632

	Metals and Mining — 0.9%
65,000	Agnico Eagle Mines Ltd.	2,827,500
30,000	Alliance Resource Partners LP	610,800
167,588	Barrick Gold Corp.	2,297,632
8,000	BHP Group Ltd., ADR	437,360
36,000	Franco-Nevada Corp.	2,699,023
145,000	Freeport-McMoRan Inc.	1,869,050
280,332	Newmont Mining Corp.	10,027,476
88,004	TimkenSteel Corp.†	955,723

		21,724,564

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	2,961,280

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	409,908
35,000	News Corp., Cl. B	437,150

		847,058

	Real Estate — 0.7%
20,000	American Tower Corp., REIT	3,941,200
63,000	Crown Castle International Corp., REIT	8,064,000
5,000	Equinix Inc., REIT	2,265,800
10,000	QTS Realty Trust Inc., Cl. A, REIT	449,900
60,000	Weyerhaeuser Co., REIT	1,580,400

		16,301,300

	Retail — 3.2%
95,000	AutoNation Inc.†	3,393,400
1,100	AutoZone Inc.†	1,126,532
7,500	CarMax Inc.†	523,500
227,000	CVS Health Corp.	12,242,110
141,000	Hertz Global Holdings Inc.†	2,449,170
125,000	Ingles Markets Inc., Cl. A	3,452,500
90,000	Lowe’s Companies Inc.	9,852,300
70,000	Macy’s Inc.	1,682,100
10,000	McDonald’s Corp.	1,899,000
6,000	MSC Industrial Direct Co. Inc., Cl. A	496,260
34,000	Murphy USA Inc.†	2,911,080
50,400	Nike Inc., Cl. B	4,244,184
25,000	Rush Enterprises Inc., Cl. B	1,038,250
257,200	Sally Beauty Holdings Inc.†	4,735,052
110,000	Seven & i Holdings Co. Ltd.	4,144,726
57,000	Starbucks Corp.	4,237,380
30,000	The Home Depot Inc.	5,756,700
160,200	Walgreens Boots Alliance Inc.	10,135,854
20,000	Walmart Inc.	1,950,600

		76,270,698

	Semiconductors — 0.2%
17,000	NVIDIA Corp.	3,052,520

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
7,500	Xilinx Inc.	$950,925

		4,003,445

	Specialty Chemicals — 2.1%
35,000	Air Products & Chemicals Inc.	6,683,600
60,000	Ashland Global Holdings Inc.	4,687,800
10,000	Axalta Coating Systems Ltd.†	252,100
344,500	DowDuPont Inc.	18,365,295
445,000	Ferro Corp.†	8,423,850
12,000	GCP Applied Technologies Inc.†	355,200
35,000	International Flavors & Fragrances Inc.	4,507,650
5,000	Linde plc	879,650
85,000	Olin Corp.	1,966,900
5,000	Sensient Technologies Corp.	338,950
9,000	The Chemours Co.	334,440
192,359	Valvoline Inc.	3,570,183

		50,365,618

	Telecommunications — 4.0%
158,000	AT&T Inc.	4,954,880
202,000	BCE Inc.	8,966,780
495,000	Deutsche Telekom AG, ADR	8,209,575
55,000	Harris Corp.	8,784,050
195,000	Hellenic Telecommunications Organization SA, ADR	1,298,700
84,521	Loral Space & Communications Inc.†	3,046,982
50,000	Orange SA, ADR	815,000
50,000	Pharol SGPS SA†	10,825
40,000	Proximus SA	1,153,613
50,084	Telefonica SA, ADR	418,702
295,000	Telekom Austria AG	2,144,347
23,000	Telenet Group Holding NV	1,106,320
150,000	Telephone & Data Systems Inc.	4,609,500
110,000	Telstra Corp. Ltd., ADR	1,296,350
135,000	TELUS Corp.	5,000,400
40,000	T-Mobile US Inc.†	2,764,000
150,000	VEON Ltd., ADR	313,500
654,086	Verizon Communications Inc.	38,676,105
130,000	Vodafone Group plc, ADR.	2,363,400

		95,933,029

	Transportation — 0.9%
35,000	Fortress Transportation & Infrastructure Investors LLC	598,850
239,000	GATX Corp.	18,252,430
16,500	Kansas City Southern	1,913,670
100	Lyft Inc., Cl. A†	7,829

		20,772,779

Shares		Market Value
	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	$5,968,300

	TOTAL COMMON STOCKS	2,363,770,606

	CLOSED-END FUNDS — 0.1%
50,000	Altaba Inc.†	3,706,000

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
126,000	El Paso Energy Capital Trust I, 4.750%	6,851,250

	Telecommunications — 0.1%
51,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,988,745

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,839,995

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., 7.000%, Ser. A	49,060

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,202,127

	TOTAL PREFERRED STOCKS	2,251,187

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,448,400

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	49,250

	U.S. GOVERNMENT OBLIGATIONS — 1.6%
39,845,000	U.S. Treasury Bills, 2.343% to 2.464%††, 05/02/19 to 08/29/19	39,661,568

	TOTAL INVESTMENTS — 100.0% (Cost $1,658,162,239)	$2,419,727,006

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $235,717 or 0.01% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	83.9%	$2,029,654,146
Europe	11.8	285,902,997
Japan	3.9	94,370,528
Asia/Pacific	0.4	9,296,375
Latin America	0.0 *	502,960

Total Investments	100.0%	$2,419,727,006

*	Amount represents less than 0.05%.